Consolidated Statements of Changes In Shareholders' Equity	CAD ($) shares	Subordinate Voting Shares and Multiple Voting Shares shares	Subordinate Voting Shares CAD ($) shares	Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Subordinate Voting Shares Alithya Travercent LLC shares	Subordinate Voting Shares Askida Inc. CAD ($) shares	Share Capital CAD ($)	Share Capital Subordinate Voting Shares and Multiple Voting Shares CAD ($)	Share Capital Subordinate Voting Shares CAD ($) shares	Deficit CAD ($)	Accumulated Other Comprehensive Income (loss) CAD ($)	Contributed Surplus CAD ($)	Contributed Surplus Subordinate Voting Shares CAD ($)	Shares outstanding shares
Balance (in shares) at Mar. 31, 2020 | shares	58,073,517								50,904,533
Balance at Mar. 31, 2020	$ 127,369,000						$ 195,335,000			$ (78,780,000)	$ 6,123,000	$ 4,691,000
Profit (loss)	(17,338,000)									(17,338,000)
Other comprehensive loss	(6,631,000)										(6,631,000)
Comprehensive loss	(23,969,000)									(17,338,000)	(6,631,000)
Share-based compensation	1,537,000											1,537,000
Share-based compensation granted on business acquisition	4,051,000											4,051,000
Issuance of Subordinate Voting Shares (in shares) | shares				157,882		300,189
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.						$ 1,086,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares) | shares														458,071
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0						1,686,000		$ 1,686,000			(1,686,000)
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options (in shares) | shares		156,132
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options								$ 484,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options			$ 300,000						$ 14,000				$ (184,000)
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares			7,718						7,718
Issuance of Subordinate Voting Shares from settlement of DSUs									$ 32,000				(32,000)
Share-based compensation granted on business acquisition	(1,276,000)									(72,000)		(1,204,000)
Total contributions by, and distributions to, shareholders	$ (4,612,000)						(2,202,000)			(72,000)		(2,482,000)
Total contributions by, and distributions to, shareholders (in shares) | shares	621,921
Balance at Mar. 31, 2021	$ 108,012,000						197,537,000			(96,190,000)	(508,000)	7,173,000
Balance (in shares) at Mar. 31, 2021 | shares	58,695,438								51,373,822
Profit (loss)	$ (15,548,000)									(15,548,000)
Other comprehensive loss	(439,000)										(439,000)
Comprehensive loss	(15,987,000)									(15,548,000)	(439,000)
Share-based compensation	1,792,000											1,792,000
Share-based compensation granted on business acquisition	1,524,000											1,524,000
Issuance of Subordinate Voting Shares (in shares) | shares				157,882	376,250	300,192								25,182,676
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.	80,585,000			$ 600,000		$ 1,086,000	80,585,000
Issuance of Subordinate Voting Shares for private placement (shares) | shares														8,143,322
Issuance of Subordinate Voting Shares for private placement	24,686,000						24,686,000
Shares repurchased for cancellation (shares) | shares														(349,400)
Shares purchased for cancellation	(1,160,000)						(1,244,000)			84,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares) | shares														834,324
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0						2,935,000					(2,935,000)
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options (in shares) | shares		155,382
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options								$ 528,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options			$ 299,000						$ 10,000				(229,000)
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares			63,874						63,874
Issuance of Subordinate Voting Shares from settlement of DSUs									$ 195,000				$ (195,000)
Share-based compensation granted on business acquisition	0
Total contributions by, and distributions to, shareholders	$ (107,726,000)						(107,685,000)			84,000		43,000
Total contributions by, and distributions to, shareholders (in shares) | shares	34,030,178
Balance at Mar. 31, 2022	$ 199,751,000						$ 305,222,000			$ (111,654,000)	$ (947,000)	$ 7,130,000
Balance (in shares) at Mar. 31, 2022 | shares	92,725,616								85,554,000